S000042071 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.49%	10.06%	9.23%
STOXX® Global Broad Infrastructure Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.51%	2.75%	4.48%
FlexShares STOXX Global Broad Infrastructure Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.64%	2.87%	4.62%
FlexShares STOXX Global Broad Infrastructure Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.70%	2.20%	3.94%
FlexShares STOXX Global Broad Infrastructure Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.19%	2.15%	3.55%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the STOXX® Global Broad Infrastructure Index to the MSCI ACWI Index. The Fund will continue to compare its performance to the STOXX® Global Broad Infrastructure Index, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.